Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Event

NOTE 18 - Subsequent Event

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. Subsequent to December 31, 2019, the spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies and, as such, the Company is unable to determine if it will have a material impact on its operations.